CRAWFORD DIVIDEND GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CRAWFORD DIVIDEND GROWTH FUND		Class I	Class C	Class R
Maximum Deferred Sales Charge (Load)	[1]	none	1.00%	none
Redemption Fee		none	none	none
[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRAWFORD DIVIDEND GROWTH FUND		Class I	Class C	Class R
Management Fees		0.50%	0.50%	0.50%
Distribution and Shareholder Service (12b-1) Fees		none	1.00%	none
Other Expenses	[1]	0.41%	0.41%	0.66%
Total Annual Fund Operating Expenses	[1]	0.91%	1.91%	1.16%
Expense Recapture (after Fee Waiver)	[2]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	[3]	0.98%	1.98%	1.23%
[1]	Other expenses and total annual operating expenses for Class R shares have been restated to be consistent with the other classes and to include the Class R administrative services fee of 0.25%.
[2]	The Fund’s Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding 12b-1 fees of 1.00% (Class C only); administrative services fees of 0.25% (Class R only); brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses and extraordinary litigation expenses, do not exceed 0.98% through April 30, 2014. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor within three years, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time.
[3]	After Expense Recapture

Expense Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses for the respective share class remain the same. Only the 1 year numbers shown below reflect the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CRAWFORD DIVIDEND GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	100	297	511	1,126
Class C Without contingent deferred sales charge	201	607	1,038	2,238
Class C With contingent deferred sales charge	299	607	1,038	2,238
Class R	125	375	645	1,415

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.26% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. Crawford Investment Counsel, Inc., (the “Advisor”) utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth and a history of dividend growth. The Advisor’s goal is to identify companies that the Advisor believes have market prices that do not reflect their true values and that have above-average total return potential.

The Advisor’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Advisor then selects a portfolio of companies it believes are undervalued that present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and identifies a catalyst that is expected to produce superior return.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored.

The Fund may at times overweight certain economic sectors in comparison to its benchmark because the Advisor seeks the best investment opportunities regardless of sector. The Advisor generally purchases securities for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors affecting those industries or sectors could affect Fund performance.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2011, 12.70% Worst Quarter: 4th Quarter, 2008, (20.78)%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns CRAWFORD DIVIDEND GROWTH FUND	One Year	Five Years	Since Inception		Inception Date
Class I	11.25%	1.16%	3.46%	[1]	Jan. 05, 2004
Class I Return After Taxes on Distributions	9.67%	0.64%	2.97%	[1]	Jan. 05, 2004
Class I Return After Taxes on Distributions and Sale of Fund Shares	9.23%	0.93%	2.89%	[1]	Jan. 05, 2004
Class I S&P 500 Index (reflects no deductions for fees, expenses or taxes)			4.98%	[1]	Jan. 05, 2004
Class I Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)			5.15%	[1]	Jan. 05, 2004
Class C	10.09%	0.20%	2.24%	[1]	Jan. 27, 2004
Class C S&P 500 Index (reflects no deductions for fees, expenses or taxes)			4.52%	[1]	Jan. 27, 2004
Class C Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)			4.73%	[1]	Jan. 27, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	17.51%	0.59%
[1]	Inception date for Class I shares is January 5, 2004. Inception date for Class C shares is January 27, 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I only and after-tax returns for Class C will vary. As of December 31, 2012, Class R shares did not have a full calendar year of performance history.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.